Item 1. Schedule of Investments:
--------------------------------
Putnam Investment Grade Municipal Trust

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



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Putnam Investment Grade Municipal Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

   AMBAC -- AMBAC Indemnity Corporation
   COP -- Certificate of Participation
   FGIC -- Financial Guaranty Insurance Company
   FNMA Coll. -- Federal National Mortgage Association Collateralized
   FSA -- Financial Security Assurance
   GNMA Coll. -- Government National Mortgage Association Collateralized
   G.O. Bonds -- General Obligation Bonds
   IFB -- Inverse Floating Rate Bonds
   MBIA -- MBIA Insurance Company
   PSFG -- Permanent School Fund Guaranteed
   VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Arizona (0.8%)
-----------------------------------------------------------------------------------------------------------
       $500,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 3/8s, 12/1/37                                                    BBB              $518,750
      1,175,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            1,233,750
      1,000,000  Scottsdale, Indl. Dev. Hosp. Auth. Rev.
                 Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                          A3              1,027,500
                                                                                              -------------
                                                                                                  2,780,000

Arkansas (2.6%)
-----------------------------------------------------------------------------------------------------------
      3,080,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             3,145,450
      3,000,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            3,311,250
      1,000,000  Little Rock, G.O. Bonds (Cap. Impt.),
                 FSA, 3.95s, 4/1/19                                               Aaa             1,001,250
      1,900,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7s, 2/1/10                                                       BB/P            1,950,312
                                                                                              -------------
                                                                                                  9,408,262

California (9.2%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Anaheim, Pub. Fin. Auth. Tax Alloc. IFB,
                 MBIA, 11.27s, 12/28/18                                           Aaa             2,570,000
      2,500,000  CA Hlth. Fac. Auth. Rev. Bonds (Sutter
                 Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30                            Aaa             2,590,625
                 CA State G.O. Bonds
        500,000  5 1/8s, 4/1/23                                                   A3                521,875
        750,000  5.1s, 2/1/34                                                     A3                757,500
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
      1,500,000  6s, 5/1/15                                                       A2              1,734,375
     13,000,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            14,820,000
      1,500,000  5 1/2s, 5/1/11                                                   A2              1,693,125
                 CA State Econ. Recvy. G.O. Bonds, Ser. A
        500,000  FGIC, 5 1/4s, 7/1/14                                             Aaa               568,125
      1,000,000  5s, 7/1/16                                                       Aa3             1,067,500
      1,750,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            1,680,000
      1,475,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             1,043,563
                 Golden State Tobacco Securitization
                 Corp. Rev. Bonds
      1,000,000  Ser. 2003 A-1, 6 1/4s, 6/1/33                                    BBB               931,250
      1,500,000  Ser. B, 5 5/8s, 6/1/38                                           A-              1,552,500
        450,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Ladera Ranch - No.
                 02-1), Ser. A, 5.55s, 8/15/33                                    BB+/P             454,500
      1,400,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          1,412,250
                                                                                              -------------
                                                                                                 33,397,188

Colorado (2.5%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  CO Hlth. Fac. Auth. Rev. Bonds (Hlth.
                 Fac.-Evangelical Lutheran), 3.35s,
                 10/1/06                                                          A3              2,546,875
                 CO Springs, Hosp. Rev. Bonds
      1,515,000  6 3/8s, 12/15/30                                                 A3              1,636,200
      1,485,000  6 3/8s, 12/15/30, Prerefunded                                    A3              1,783,856
                 CO State Hsg. Fin. Auth. Rev. Bonds
                 (Single Fam.)
        265,000  Ser. B-2 , 7s, 5/1/26                                            Aa2               270,963
        135,000  Ser. B-3, 6.8s, 11/1/28                                          Aa2               136,181
      2,500,000  Denver, City & Cnty. Arpt. Rev. Bonds,
                 MBIA, 5 1/2s, 11/15/25                                           Aaa             2,628,125
                                                                                              -------------
                                                                                                  9,002,200

Connecticut (1.2%)
-----------------------------------------------------------------------------------------------------------
      4,250,000  CT State Hlth. & Edl. Fac. Auth. VRDN
                 (Yale U.), Ser. V-2, 1.38s, 7/1/36                               VMIG1           4,250,000

District of Columbia (1.1%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  DC G.O. Bonds, Ser. B, FSA, 5 1/4s,
                 6/1/26                                                           Aaa             4,140,000

Florida (2.1%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Cap. Trust Agcy. Rev. Bonds (Seminole
                 Tribe Convention), Ser. A, 10s, 10/1/33                          B/P             1,830,000
      2,395,000  Escambia Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Baptist Hosp. & Baptist Manor), 5
                 1/8s, 10/1/19                                                    A3              2,397,994
      1,000,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Alliance Cmnty.), Ser. C, 5 1/2s,
                 11/15/29                                                         BBB-              957,500
      2,000,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), 5 3/8s,
                 11/15/28                                                         BB              1,762,500
        375,000  Okeechobee Cnty., Solid Waste Rev. Bonds
                 (Waste Management/Landfill), Ser. A,
                 4.2s, 7/1/39                                                     BBB               378,750
        400,000  St. Johns Cnty., Hlth. Care Indl. Dev.
                 Auth. Rev. Bonds (Glenmoor St. Johns),
                 Ser. A, 8s, 1/1/30                                               B-/P              388,500
                                                                                              -------------
                                                                                                  7,715,244

Georgia (2.3%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC,
                 5 5/8s, 1/1/30                                                   Aaa             1,565,625
      1,045,000  Atlanta, Waste Wtr. Rev. Bonds, Ser. A,
                 FGIC, 5s, 11/1/38                                                Aaa             1,163,869
      2,300,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              2,423,625
        300,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA,
                 11.081s, 8/1/10                                                  Aaa               302,157
      1,500,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           AAA             1,629,375
      1,315,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     BB+/P           1,353,096
                                                                                              -------------
                                                                                                  8,437,747

Illinois (6.4%)
-----------------------------------------------------------------------------------------------------------
      4,270,000  Chicago, G.O. Bonds, Ser. A, FSA, 5s,
                 1/1/27                                                           Aaa             4,350,063
      2,500,000  Chicago, Board of Ed. G.O. Bonds (School
                 Reform), Ser. A, AMBAC, 5 1/4s, 12/1/27                          Aaa             2,596,875
                 Cook Cnty., Cmnty. G.O. Bonds (Cons.
                 School Dist. No. 64 Pk. Ridge), FSA
      1,580,000  5 1/2s, 12/1/16                                                  Aaa             1,840,700
      1,445,000  5 1/2s, 12/1/15                                                  Aaa             1,676,200
      1,600,000  IL Dev. Fin. Auth. Rev. Bonds
                 (Midwestern U.), Ser. B, 6s, 5/15/26                             A-              1,712,000
      2,500,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds
                 (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                     A               2,581,250
      1,000,000  IL State Sales Tax Rev. Bonds, Ser. I,
                 FGIC, 6s, 6/15/27                                                Aaa             1,188,750
      1,945,000  IL U. Rev. Bonds (Auxiliary Fac. Syst.),
                 Ser. A, AMBAC, 5 1/4s, 4/1/19                                    Aaa             2,197,850
      5,000,000  Schaumburg, G.O. Bonds, Ser. B, FGIC,
                 5s, 12/1/27                                                      Aaa             5,100,000
                                                                                              -------------
                                                                                                 23,243,688

Indiana (1.3%)
-----------------------------------------------------------------------------------------------------------
      3,600,000  IN State Dev. Fin. Auth. Env. Impt. Rev.
                 Bonds (USX Corp.), 5.6s, 12/1/32                                 Baa1            3,636,000
      1,000,000  Rockport, Poll. Control Rev. Bonds
                 (Indiana-Michigan Pwr.), Ser. A, 4.9s,
                 6/1/25                                                           Baa2            1,045,000
                                                                                              -------------
                                                                                                  4,681,000

Iowa (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,715,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          2,023,700

Kansas (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,145,000  Olathe, Hlth. Fac. VRDN (Olathe Med.
                 Ctr.), Ser. A, AMBAC, 1.35s, 9/1/32                              A-1+            2,145,000

Kentucky (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,200,000  KY Econ. Dev. Fin. Auth. Rev. Bonds
                 (Norton Hlth. Care, Inc.), Ser. A, 6
                 1/2s, 10/1/20                                                    BBB+/P          1,270,500

Louisiana (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Ernest N. Morial-New Orleans Exhibit
                 Hall Auth. Special Tax, Ser. A, AMBAC, 5
                 1/4s, 7/15/21                                                    Aaa             1,612,500
      1,140,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P             913,425
        300,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds
                 (North Oaks Med. Ctr.), Ser. A, 5s,
                 2/1/25                                                           A                 295,500
                                                                                              -------------
                                                                                                  2,821,425

Maine (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,480,000  ME State Hsg. Auth. Rev. Bonds, Ser.
                 D-2-AMT, 5s, 11/15/27                                            Aa1             1,565,100

Maryland (0.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.), 5 3/4s,
                 8/15/15                                                          Baa2              538,125

Massachusetts (8.5%)
-----------------------------------------------------------------------------------------------------------
     10,330,000  MA State G.O. Bonds, Ser. A, MBIA, 5
                 3/8s, 8/1/08                                                     AAA            11,466,300
      2,785,000  MA State Dev. Fin. Agcy. Rev. Bonds (MA
                 Biomedical Research), Ser. C, 6 3/8s,
                 8/1/17                                                           A1              3,136,606
      8,400,000  MA State Hlth. & Edl. Fac. Auth. IFB
                 (Med. Ctr. of Central MA), Ser. B,
                 AMBAC, 11.47s, 6/23/22                                           Aaa            10,374,000
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      1,000,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BB/P            1,148,750
        750,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-              781,875
      1,450,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            1,513,438
      2,500,000  MA State Hsg. Fin. Agcy. Rev. Bonds
                 (Rental Mtge.), Ser. C, AMBAC, 5 5/8s,
                 7/1/40                                                           Aaa             2,584,375
                                                                                              -------------
                                                                                                 31,005,344

Michigan (3.9%)
-----------------------------------------------------------------------------------------------------------
      8,200,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.35s, 7/1/33                                                    VMIG1           8,200,000
        300,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3              301,500
      1,500,000  Macomb Cnty., Hosp. Fin. Auth. Rev.
                 Bonds (Mt. Clemens Gen. Hosp.), Ser. B,
                 5 7/8s, 11/15/34                                                 BBB-            1,415,625
                 MI State Hosp. Fin. Auth. Rev. Bonds
      1,000,000  (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              1,032,500
      1,250,000  (Holland Cmnty. Hosp.), Ser. A, FGIC, 5
                 3/4s, 1/1/21                                                     A2              1,334,375
      2,050,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Detroit Edison Poll. Control), 5.65s,
                 9/1/29                                                           A3              2,093,563
                                                                                              -------------
                                                                                                 14,377,563

Minnesota (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,705,000  Minneapolis, Cmnty. Dev. Agcy. Supported
                 Dev. Rev. Bonds, Ser. G-3, 5.45s,
                 12/1/31                                                          A-              1,766,806

Mississippi (1.2%)
-----------------------------------------------------------------------------------------------------------
      2,750,000  MS Bus. Fin. Corp. Poll. Control Rev.
                 Bonds (Syst. Energy Resources, Inc.), 5
                 7/8s, 4/1/22                                                     BBB             2,767,353
      1,385,000  MS Dev. Bk. Special Obligation Rev.
                 Bonds (Jackson MS), FSA, 5 1/4s, 3/1/21                          Aaa             1,552,931
                                                                                              -------------
                                                                                                  4,320,284

Missouri (3.6%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/16                               A               1,328,125
      1,485,000  MO Hsg. Dev. Comm. Rev. Bonds (Home
                 Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                           AAA             1,624,219
      1,000,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32                         Aa2             1,020,000
      8,810,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds, FSA, 7.1s, 1/1/30                                    Aaa             9,047,782
                                                                                              -------------
                                                                                                 13,020,126

Montana (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,175,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,266,063

Nevada (1.8%)
-----------------------------------------------------------------------------------------------------------
      5,105,000  Clark Cnty., Arpt. Rev. Bonds, Ser. A-2,
                 FGIC, 5 1/8s, 7/1/26                                             Aaa             5,283,675
      1,205,000  Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14), 4 3/4s, 3/1/10                          BB-/P           1,212,531
                                                                                              -------------
                                                                                                  6,496,206

New Hampshire (0.3%)
-----------------------------------------------------------------------------------------------------------
        950,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa1              953,563

New Jersey (3.4%)
-----------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Rev. Bonds
        650,000  (Cedar Crest Village, Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P             671,938
      5,000,000  (Motor Vehicle), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             5,106,250
      3,100,000  NJ State G.O. Bonds, Ser. F, MBIA, 5
                 1/2s, 8/1/11                                                     AAA             3,545,625
                 NJ State Edl. Fac. Auth. Rev. Bonds
      1,000,000  (Drew U.), Ser. C, FGIC, 5 1/4s, 7/1/18                          Aaa             1,140,000
        750,000  (Fairleigh Dickinson), Ser. C, 6s,
                 7/1/20                                                           BBB-              809,063
                 Tobacco Settlement Fin. Corp. Rev. Bonds
        500,000  6 3/4s, 6/1/39                                                   BBB               464,375
      1,000,000  (Asset Backed Bonds), 6s, 6/1/37                                 BBB               843,750
                                                                                              -------------
                                                                                                 12,581,001

New Mexico (1.9%)
-----------------------------------------------------------------------------------------------------------
      7,000,000  Farmington, Poll. Control VRDN (AZ Pub.
                 Svc. Co.), Ser. A, 1.4s, 5/1/24                                  VMIG1           7,000,000

New York (8.3%)
-----------------------------------------------------------------------------------------------------------
      7,780,000  NY City, G.O. Bonds, Ser. B, 5 1/4s,
                 12/1/09                                                          A2              8,577,450
                 NY City, Indl. Dev. Agcy. Rev. Bonds
      1,000,000  (Visy Paper, Inc.), 7.95s, 1/1/28                                B+/P            1,046,250
      2,000,000  (Brooklyn Navy Yard Cogen. Partners),
                 Ser. G, 5 3/4s, 10/1/36                                          BBB-            1,835,000
        750,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+               540,938
      4,100,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds, Ser. C, 5 3/4s, 6/15/26                              AA+             4,499,750
        900,000  NY State Dorm. Auth. Rev. Bonds
                 (Winthrop-U. Hosp. Assn.), Ser. A, 5
                 1/2s, 7/1/32                                                     Baa1              919,125
      4,000,000  NY State Env. Fac. Corp. Rev. Bonds, 5s,
                 6/15/32                                                          Aaa             4,080,000
      1,750,000  Port Auth. NY & NJ Special Obligation
                 IFB, Ser. N18, MBIA, 14.54s, 12/1/17
                 (acquired 7/19/00, cost $1,832,058)
                 (RES)                                                            Aaa             2,220,313
      5,250,000  Port Auth. NY & NJ Special Obligation
                 Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                              Aaa             5,722,500
        650,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                          B+/P              684,125
                                                                                              -------------
                                                                                                 30,125,451

North Carolina (1.9%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      1,000,000  Ser. D, 6 3/4s, 1/1/26                                           Baa2            1,101,250
      2,000,000  Ser. A, 5 3/4s, 1/1/26                                           Baa2            2,072,500
      3,500,000  NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                           Baa1            3,915,625
                                                                                              -------------
                                                                                                  7,089,375

Ohio (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Brookville, Local School Dist. G.O.
                 Bonds, FSA, 5s, 12/1/31                                          Aaa             1,016,250
      2,000,000  OH State Air Quality Dev. Auth. Rev.
                 Bonds (Toledo Poll. Control), Ser. A,
                 6.1s, 8/1/27                                                     Baa2            2,062,500
      1,500,000  OH State Solid Waste Rev. Bonds (General
                 Motors Corp.), 6.3s, 12/1/32                                     Baa1            1,575,000
      2,500,000  Rickenbacker, Port Auth. Rev. Bonds
                 (OASBO Expanded Asset Pooled), Ser. A, 5
                 3/8s, 1/1/32                                                     A2              2,575,000
                                                                                              -------------
                                                                                                  7,228,750

Oklahoma (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,050,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care), Ser. A, 5 5/8s, 8/15/29                             AAA             1,200,938

Oregon (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev.
                 Bonds (Single Family Mtg.), Ser. K, 5
                 5/8s, 7/1/29                                                     Aa2             1,080,000

Pennsylvania (4.1%)
-----------------------------------------------------------------------------------------------------------
      1,110,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            1,202,963
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-              1,520,625
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2                995,000
      1,000,000  PA Econ. Dev. Fin. Auth. Rev. Bonds
                 (Amtrak), Ser. A, 6 3/8s, 11/1/41                                A3              1,037,500
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
        750,000  (Colver), Ser. E, 8.05s, 12/1/15                                 BBB-/P            772,020
        750,000  (Northampton Generating), Ser. A, 6.6s,
                 1/1/19                                                           BBB-              759,375
      1,045,000  PA State Higher Edl. Fac. Auth. Rev.
                 Bonds (Philadelphia College of
                 Osteopathic Med.), 5s, 12/1/08                                   A               1,131,213
      5,000,000  Philadelphia, School Dist. G.O. Bonds,
                 Ser. D, FGIC, 5s, 6/1/27                                         Aaa             5,106,250
      2,200,000  West Shore, Area Hosp. Auth. Rev. Bonds
                 (Holy Spirit Hosp.), 6 1/4s, 1/1/32                              BBB+            2,260,500
                                                                                              -------------
                                                                                                 14,785,446

Puerto Rico (1.6%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds, Ser. B, 6s, 7/1/39                                        A               5,900,000

South Carolina (1.8%)
-----------------------------------------------------------------------------------------------------------
      2,515,000  Florence Cnty., Hosp. Rev. Bonds (McLeod
                 Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s,
                 11/1/23                                                          Aaa             2,687,906
        500,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 3/4s, 11/1/28                                A2                524,375
      1,000,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          BBB+            1,056,250
        600,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance), Ser. A,
                 7 3/8s, 12/15/21                                                 Baa2              746,250
      1,750,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/28                                   BBB             1,577,188
                                                                                              -------------
                                                                                                  6,591,969

South Dakota (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB             1,800,000

Tennessee (5.2%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Johnson City, Hlth. & Edl. Fac. Hosp.
                 Board IFB, Ser. A2, MBIA, 10.555s,
                 7/1/21                                                           Aaa             4,418,750
      3,000,000  Johnson City, Hlth. & Edl. Fac. Hosp.
                 Board Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/25                                   BBB+            3,506,250
     10,900,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Steeplechase Falls), Ser.
                 A-10, FSA, 7 1/8s, 1/1/30                                        Aaa            11,193,637
                                                                                              -------------
                                                                                                 19,118,637

Texas (5.5%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Alliance, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 6 3/8s, 4/1/21                          Baa2            2,609,375
      4,525,000  Columbus, Indpt. School Dist. G.O.
                 Bonds, PSFG, 5 1/8s, 8/15/29                                     Aaa             4,632,469
        500,000  Comal Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial), Ser. A, 6 1/4s, 2/1/32                                Baa2              508,750
      2,635,000  Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds (American
                 Airlines, Inc.), 6 3/8s, 5/1/35                                  Caa2            1,646,875
        750,000  Gateway, Pub. Fac. Corp. Rev. Bonds
                 (Stonegate Villas Apt.), FNMA Coll.,
                 4.55s, 7/1/34                                                    Aaa               778,125
      1,500,000  Gulf Coast, Waste Disp. Auth. Mandatory
                 Put Bonds (Amoco Oil), 2s, 10/1/06                               Aa1             1,505,625
      1,250,000  Gulf Coast, Waste Disp. Auth. Rev.
                 Bonds, Ser. A, 6.1s, 8/1/24                                      Baa2            1,307,813
      1,500,000  Harris Cnty., Hlth. Fac. Rev. Bonds
                 (Memorial Hermann Hlth. Care), Ser. A, 6
                 3/8s, 6/1/29                                                     A2              1,644,375
      1,500,000  Houston, Arpt. Syst. Rev. Bonds
                 (Continental Airlines, Inc.), Ser. E, 6
                 3/4s, 7/1/29                                                     B-              1,153,125
        500,000  Matagorda Cnty., Navigation Dist. TX
                 Poll. Control Mandatory Put Bonds
                 (American Electric Power), 2.15s,
                 11/1/04                                                          Baa2              499,840
      1,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            1,591,875
                 Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.)
        600,000  6s, 7/1/25                                                       Baa3              587,250
      1,700,000  6s, 7/1/19                                                       Baa3            1,697,875
                                                                                              -------------
                                                                                                 20,163,372

Utah (5.1%)
-----------------------------------------------------------------------------------------------------------
      1,650,000  Carbon Cnty., Solid Waste Disp. Rev.
                 Bonds (Laidlaw Env.), Ser. A, 7.45s,
                 7/1/17                                                           BB-/P           1,720,125
      2,000,000  Tooele Cnty., Harbor & Term. Dist. Port
                 Fac. Rev. Bonds (Union Pacific), Ser. A,
                 5.7s, 11/1/26                                                    Baa2            2,020,000
        675,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil), 5.05s, 11/1/17                                   Baa1              739,969
                 UT State Pwr. Supply Rev. Bonds
                 (Intermountain Pwr. Agcy.), Ser. A, MBIA
      4,720,000  6.15s, 7/1/14                                                    Aaa             5,156,600
      8,280,000  6.15s, 7/1/14, Prerefunded                                       Aaa             9,056,250
                                                                                              -------------
                                                                                                 18,692,944

Vermont (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A,
                 FSA, 4.62s, 5/1/29                                               Aaa             1,047,500

Virginia (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Prince William Cnty., Indl. Dev. Auth.
                 Hosp. Rev. Bonds (Potomac Hosp. Corp.),
                 5.35s, 10/1/36                                                   A3              2,022,500

Washington (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,435,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB             2,337,600

West Virginia (2.1%)
-----------------------------------------------------------------------------------------------------------
      7,500,000  Econ. Dev. Auth. Lease Rev. Bonds
                 (Correctional Juvenile Safety), Ser. A,
                 MBIA, 5s, 6/1/29                                                 Aaa             7,612,500

Wisconsin (2.1%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      1,800,000  7s, 6/1/28                                                       BBB             1,793,250
      3,500,000  6 3/8s, 6/1/32                                                   BBB             3,106,250
      2,500,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              2,606,250
                                                                                              -------------
                                                                                                  7,505,750
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $348,785,370) (b)                                     $364,508,867
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on portfolio market value.


(RAT) The FITCH's, Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $348,785,370, resulting in gross unrealized appreciation and depreciation of $18,721,934 and $2,998,437, respectively, or net unrealized appreciation of $15,723,497.


(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2004 was $2,220,313 or 0.6% of market value.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of market value):

      Health care              22.7%
      Utilities and power      20.7

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of market value):

      MBIA                     17.1%
      FSA                      13.1
      AMBAC                    10.8

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004